Fair Value Measurements (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 25, 2020	Aug. 29, 2020	May 11, 2020	Apr. 23, 2020	Apr. 02, 2020	Mar. 19, 2020	Sep. 30, 2020	Sep. 29, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	May 25, 2020
Profits Share Liability Change in fair value											$ 100
Reclassified of warrant liabilities to additional paid in capital	$ 13,500
Change in fair value of subsidiary warrant liability											(3)
Number of warrants issued				55,172	142,118			217,357
Convertible note, value				$ 400	$ 1,100,000						259
Convertible Notes [Member]
Fair value of the warrant liability at grant date									$ 1,500		1,800
Monte Carlo [Member]
Fair value of the warrant liability at grant date									4,400		14,800
ARETE Wealth Management [Member]
Reclassified of warrant liabilities to additional paid in capital							$ 15,000
Fair value of the warrant liability at grant date									400		$ 700
Warrant purchase													275,000
Maximum [Member]
Warrant strike price											$ 5.00
Minimum [Member]
Warrant strike price											$ 2.75
Note Purchase Agreement [Member]
Number of common stock issued, shares						900,000
Convertible note, value											$ 1,700
Note Purchase Agreement [Member] | FB Loan [Member]
Change in fair value of subsidiary warrant liability									100		5,500
Number of common stock issued, shares						900,000				900,000
Warrant purchase						3,269,231
Purchase Agreement [Member]
Reclassified of warrant liabilities to additional paid in capital											12,000
Purchase Agreement [Member] | Investors [Member]
Number of common stock issued, shares			3,735,922
Purchase Agreement [Member] | Investors [Member] | Warrants [Member]
Number of common stock issued, shares		1,843,726	3,735,922
Purchase Agreements Investors [Member]
Fair value of the warrant liability at grant date									$ 1,300		$ 1,300
Number of common stock issued, shares								1,843,726
Purchase Agreements Investors [Member] | Monte Carlo [Member]
Fair value of the warrant liability at grant date								$ 5,500